SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 11, 2021 shares	Mar. 31, 2022 RUB (₽) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 RUB (₽) ₽ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 RUB (₽) ₽ / shares shares	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($) shares
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs				₽ 20,820				$ 296.0
Weighted average period for recognition of unamortized share-based compensation expense				2 years 3 months 29 days	2 years 3 months 29 days
Share-based compensation expense recognized (in dollars or rubles)		₽ 3,277	$ 46.6	₽ 24,038	$ 341.8	₽ 20,829	₽ 15,728
Number of restricted stock units expected to vest (in shares)				0.0625				0.0625
Share options.
Options, Quantity
Non-vested at the beginning of the period (in shares)				983,708	983,708
Vested (in shares)				(259,785)	(259,785)
Non-vested at the end of the period (in shares)				723,923	723,923	983,708
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares					$ 21.75
Vested (in dollars per share) | $ / shares					21.22
Non-vested at the end of the period (in dollars per share) | $ / shares					$ 21.94
RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)				10,217,045	10,217,045
Granted (in shares)		3,300,000	3,300,000	1,405,026	1,405,026
Vested (in shares)				(1,156,353)	(1,156,353)
Forfeited (in shares)				(1,250,103)	(1,250,103)
Cancelled (in shares)				(3,490,066)	(3,490,066)
Non-vested at the end of the period (in shares)				5,725,549	5,725,549	10,217,045
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares					$ 56.80
Granted (in dollars per share) | $ / shares					19.45
Vested (in dollars per share) | $ / shares					41.98
Forfeited (in dollars per share) | $ / shares					57.26
Cancelled | $ / shares					50.32
Non-vested at the end of the period (in dollars per share) | $ / shares					$ 54.47
Share-based compensation expense recognized (in dollars or rubles)				₽ 17,576	$ 249.9	₽ 15,651	₽ 11,312
PSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)				432,278	432,278
Granted (in shares)				62,046	62,046
Forfeited (in shares)				(83,907)	(83,907)
Cancelled (in shares)				(238,438)	(238,438)
Non-vested at the end of the period (in shares)				171,979	171,979	432,278
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares					$ 103.85
Granted (in dollars per share) | $ / shares					57.53
Forfeited (in dollars per share) | $ / shares					97.25
Cancelled | $ / shares					98.69
Non-vested at the end of the period (in dollars per share) | $ / shares					$ 97.51
Synthetic Options
Options, Quantity
Non-vested at the beginning of the period (in shares)				1,632,259	1,632,259
Granted (in shares)				549,570	549,570
Vested (in shares)				(497,035)	(497,035)
Forfeited (in shares)				(419,335)	(419,335)
Cancelled (in shares)				(98,044)	(98,044)
Non-vested at the end of the period (in shares)				1,167,415	1,167,415	1,632,259
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | ₽ / shares				₽ 4,008.5
Granted (in dollars per share) | ₽ / shares				5,605.7
Vested (in dollars per share) | ₽ / shares				3,924.8
Forfeited (in dollars per share) | ₽ / shares				4,389.4
Cancelled (in dollars per share) | ₽ / shares				4,201.6
Non-vested at the end of the period (in dollars per share) | ₽ / shares				₽ 4,643.0		₽ 4,008.5
Business Units Equity Awards
Options, Quantity
Non-vested at the beginning of the period (in shares)				319,125	319,125
Granted (in shares)				1,263,772	1,263,772
Vested (in shares)				(275,521)	(275,521)
Forfeited (in shares)				(71,000)	(71,000)
Cancelled (in shares)				(412,408)	(412,408)
Non-vested at the end of the period (in shares)				823,968	823,968	319,125
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | ₽ / shares				₽ 1,613.1
Granted (in dollars per share) | ₽ / shares				2,369.9
Vested (in dollars per share) | ₽ / shares				2,062.8
Forfeited (in dollars per share) | ₽ / shares				1,426.0
Cancelled (in dollars per share) | ₽ / shares				2,412.1
Non-vested at the end of the period (in dollars per share) | ₽ / shares				₽ 2,239.7		₽ 1,613.1
Synthetic Options Equity Incentive Plans | Share options.
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs				₽ 6,530				$ 92.8
Weighted average period for recognition of unamortized share-based compensation expense				2 years 9 months 25 days	2 years 9 months 25 days
Self-Driving Group 2021 Equity Incentive Plan
SARs and RSUs, Quantity
Granted (in shares)	2,132,749
Self-Driving Group 2021 Equity Incentive Plan | RSUs
Options, Quantity
Non-vested at the beginning of the period (in shares)				1,062,729	1,062,729
Forfeited (in shares)				(82,779)	(82,779)
Non-vested at the end of the period (in shares)						1,062,729
SARs and RSUs, Quantity
Vested (in shares)				(360,327)	(360,327)
Forfeited (in shares)				(82,779)	(82,779)
Non-vested at the end of the period (in shares)				619,623	619,623
SARs and RSUs, Weighted average grant date fair value
Weighted average period for recognition of unamortized share-based compensation expense				2 years 25 days	2 years 25 days